Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
For the purposes of these consolidated financial statements, parties are considered to be related to the Group if the party has the ability, directly or indirectly, to exercise significant influence over the Group in making financial and operating decisions, or vice versa. Related parties may be individuals (being members of key management personnel, significant Shareholders and/or their close family members) or other entities, and include entities which are under the significant influence of related parties of the Group where those parties are individuals. The Group’s immediate holding company is VVDI (II). LVS is the Group’s ultimate holding company. Related companies represent the group companies of the LVS Group.
Save as disclosed elsewhere in the consolidated financial statements, the Group had the following transactions with related parties during the year:
(a)    Transactions during the year
(i)    Management fee income

	Year ended December 31,
	2022	2021	2020
	US$ in millions
LVS	$2	$1	$—
Fellow subsidiaries	6	3	4
	$8	$4	$4

The Group provides managements services to LVS Group companies. These services include, but are not limited to, accounting services, information technology support, sourcing of goods and services, and design, development and construction consultancy services and marketing services. Management fees are charged at actual costs incurred or on a cost-plus basis.
(ii)    Management fee cost

	Year ended December 31,
	2022	2021	2020
	US$ in millions
LVS	$16	$16	$10
Fellow subsidiaries	2	5	3
	$18	$21	$13

LVS Group companies provide management services to the Group. These services include, but are not limited to, human resources support, accounting services, sourcing of goods and services, sourcing of tenants for the malls, transportation services, other various types of marketing and promotion activities for the Group, and design, development and construction consultancy services. Management fees are charged at actual costs incurred or on a cost-plus basis.
The total management fee expense of US$18 million during the year ended December 31, 2022 was before the capitalization to construction-in-progress of US$1 million. Total management fee expense of US$21 million during the year ended December 31, 2021 was before the capitalization to deferred financing costs of US$4 million and prepayments of US$1 million. The net amounts expensed in the consolidated income statement were US$17 million and US$16 million during the years ended December 31, 2022 and 2021, respectively (Refer to Note 6).
(iii)    LVS Term Loan
For details of the LVS Term Loan, refer to Note 22. For interest expense incurred and interest payable due to LVS, refer to Notes 7 and 21.
(iv)    Key management personnel remuneration
No transactions have been entered into with the Directors of the Company (being the key management personnel) during the years ended December 31, 2022, 2021 and 2020 other than the emoluments paid to them (being the key management personnel remuneration) as disclosed in Note 5.
(v)    Royalty fees
In November 2009, the Group entered into an agreement with Las Vegas Sands, LLC (“LVS LLC”), a wholly-owned subsidiary of LVS incorporated in the United States of America, for the use of the licensed marks as defined in the agreement
(“Second Trademark Sub-License Agreement”). For each of the full fiscal years through the full fiscal year ended December 31, 2012, the Group paid LVS LLC an annual royalty at the rate of 1.5% of total gross non-gaming revenue and Paiza-related gaming revenue of Sands Macao, 1.5% of total gross revenue of The Venetian Macao, and 1.5% of the total gross revenue of the Plaza Casino at The Plaza Macao (the “Relevant Royalty”), provided that the total royalty payable in connection with these three properties in each fiscal year was capped at US$20 million per full fiscal year. For each of the subsequent full fiscal years until the expiration of the remaining term on December 31, 2022, the Group paid an annual royalty being the lesser of the Relevant Royalty or the annual caps reflecting an increase of 20.0% for each subsequent year. Each subsequent Casino Gaming property the Group operates which utilizes any of the licensed marks in connection with generating the relevant revenue paid for each of the first three full fiscal calendar years after commencement of operations of each subsequent property, a royalty fee of 1.5% of the respective gross revenues of the operations in connection with which such licensed marks are used (each, the “Subsequent Casino Gaming Property Royalty”), subject to a US$20 million cap per fiscal year. For the fiscal calendar years thereafter until the expiration of the remaining term on December 31, 2022, the Group paid LVS LLC an annual royalty being the lesser of the Subsequent Casino Gaming Property Royalty or the annual caps reflecting an increase of 20.0% for each subsequent year. After the commencement of the operation of The Londoner Macao and The Parisian Macao in April 2012 and September 2016 respectively, the Group paid royalty fees in connection with these properties. During the years ended December 31, 2022, 2021, and 2020, the Group incurred US$22 million, US$42 million and US$22 million of royalty fees, respectively.
As the term of the Second Trademark Sub-License Agreement expired on December 31, 2022, on December 2, 2022, VML, VCL, VOL and CSL2 (all being subsidiaries of the Company) entered into an agreement with LVS to renew the arrangements contained in the Second Trademark Sub-License Agreement to ensure that the Group continues to have access to the licensed marks referred therein (the “International Trademark License Agreement”). The International Trademark License Agreement has a term of three years commencing on January 1, 2023 and ending on December 31, 2025 (the “Term”).
In consideration for LVS granting our Group the license to use licensed marks (as defined), each Licensee shall pay LVS an annual royalty at the rate of 1.5% of its gross non-gaming and gaming revenue. Gross revenue shall be calculated according to U.S. GAAP (Generally Accepted Accounting Principles) in effect as of January 1, 2023; provided, however, that: (1) gross revenue from gaming operations shall be calculated as net revenue adjusted by adding back casino-related discounts and commissions and loyalty program adjustments, adding complimentary goods and services provided to patrons and excluding any intragroup revenue, and (2) gross revenue from non-gaming operations shall be calculated as net revenues excluding any intragroup revenue. All royalties shall be calculated on a monthly basis and paid on or before the 30th of the following month.
(vi)    Share-based compensation
The Group participates in the share-based compensation plan of LVS (Notes 5 and 27).
(vii)    Expenses billed to/paid by other LVS group companies
During the year, the Group incurred certain expenses on behalf of other LVS group companies, or vice versa. The Group charged/reimbursed other LVS group companies for these expenses at cost.
(b)    Year-end balances between the Group and related companies

	December 31,
	2022	2021
	US$ in millions
Receivables from related companies:
Fellow subsidiaries	$1	$—

The receivables from related companies are unsecured, interest-free and have a credit term of 45 days.

		December 31,
		2022	2021
	Note	US$ in millions
Payables to related companies:
LVS		$6	$1
Intermediate holding company		2	4
	21	$8	$5

The payables to related companies are unsecured, interest-free and have a credit term of 45 days.